Lease - Changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Right-of-use assets
Right-of-use assets at beginning of period	$ 7,072	$ 3,598
Acquisitions	451	5,930
Depreciation	(1,897)	(2,738)	$ (2,738)
Reassessment	(742)	102	0
Business Combination		200
Translation differences	(576)	(20)
Right-of-use assets at end of period	4,308	7,072	7,072
Lease liabilities
Lease liabilities at beginning of period	7,577	4,675
Acquisitions	446	5,930
Business Combination		191
Reassessment	(987)		0
Interest expense relating to lease liabilities	372	204	204
Payments of lease liabilities	(2,072)	(3,459)
Translation differences	(664)	36
Lease liabilities at end of period	$ 4,672	$ 7,577	$ 7,577